GOODWILL (Tables)	12 Months Ended
Jun. 30, 2015
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill [Table Text Block]
The changes in the carrying amount of goodwill are as follows:

	June 30,
	2014	2015

Balance at beginning of year	$65,787	$66,640
Goodwill impairment charge	-	(1,855)
Translation adjustments	853	(4,867)

Balance at the end of year	$66,640	$59,918